Non-Controlling Interest in Versus LLC (Tables)	9 Months Ended
Sep. 30, 2022
Non-Controlling Interest in Versus LLC [Abstract]
Schedule of financial information before intragroup eliminations for non-wholly owned subsidiary
8.	NON-CONTROLLING INTEREST IN VERSUS LLC

	2022	2021
Non-controlling interest percentage	18.1%	33.2%
	($)	($)
Assets
Current	863,885	3,891,219
Non-current	3,083,039	2,331,588
	3,946,924	6,222,807

Liabilities
Current	752,003	619,916
Non-current	37,355,830	31,493,748
	38,107,833	32,113,664
Net liabilities	(34,160,909)	(25,890,857)
Non-controlling interest	(5,932,235)	(7,810,928)
Net loss	(7,621,560)	(15,357,602)
Net loss attributed to non-controlling interest	(1,686,991)	(2,639,195)